BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 2.8%
29,379	T Rowe Price Group, Inc.	$ 2,780,135

	AUTOMOTIVE - 4.0%
282,612	Ford Motor Company	3,982,003

	BANKING - 14.3%
194,487	Huntington Bancshares Inc	3,267,382
175,618	KeyCorporation	3,642,317
72,098	Truist Financial Corporation	3,555,152
70,547	US Bancorp	3,856,099
		14,320,950
	BIOTECH & PHARMA - 4.1%
27,554	Gilead Sciences, Inc.	4,104,168

	CHEMICALS - 1.2%
82,578	FMC Corporation	1,217,200

	ELECTRIC UTILITIES - 25.4%
27,288	American Electric Power Company, Inc.	3,651,680
51,340	Dominion Energy, Inc.	3,241,608
25,174	Duke Energy Corporation	3,294,018
58,059	Edison International	4,339,329
47,078	Eversource Energy	3,587,814
74,074	Portland General Electric Company	3,997,032
28,012	WEC Energy Group, Inc.	3,276,284
		25,387,765
	FOOD - 9.6%
63,843	General Mills, Inc.	2,887,619
16,337	Hershey Company (The)	3,860,107
114,026	The Kraft Heinz Company	2,806,180
		9,553,906
	HEALTH CARE REIT - 3.2%
179,212	Healthpeak Properties, Inc.	3,168,468

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 2.6%
23,457	Kimberly-Clark Corporation	$ 2,614,048

	INSURANCE - 3.0%
30,234	Prudential Financial, Inc.	2,974,421

	OIL & GAS PRODUCERS - 7.1%
110,544	Kinder Morgan, Inc.	3,677,799
40,713	ONEOK, Inc.	3,369,815
		7,047,614
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
28,815	Crown Castle, Inc.	2,580,095

	RETAIL REIT - 3.7%
54,350	Realty Income Corporation	3,641,450

	SELF-STORAGE REIT - 3.4%
22,757	Extra Space Storage, Inc.	3,436,990

	TECHNOLOGY HARDWARE - 2.4%
124,300	HP, Inc.	2,360,457

	TELECOMMUNICATIONS - 6.7%
111,688	AT&T, Inc.	3,128,381
71,912	Verizon Communications, Inc.	3,605,668
		6,734,049
	TOBACCO & CANNABIS - 3.4%
49,708	Altria Group, Inc.	3,431,840

	TOTAL COMMON STOCKS (Cost $93,007,025)	99,335,559

	TOTAL INVESTMENTS - 99.5% (Cost $93,007,025)	$ 99,335,559
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	457,301
	NET ASSETS - 100.0%	$ 99,792,860

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.9%
45,635	Trade Desk, Inc. (The), Class A(a)	$ 1,087,026

	AEROSPACE & DEFENSE - 4.1%
25,615	RTX Corporation	5,190,111

	AUTOMOTIVE - 4.2%
13,248	Tesla, Inc.(a)	5,332,452

	BIOTECH & PHARMA - 8.1%
12,868	Amgen, Inc.	4,994,843
4,940	Eli Lilly & Company	5,196,830
		10,191,673
	E-COMMERCE DISCRETIONARY - 2.9%
17,102	Amazon.com, Inc.(a)	3,591,420

	HOUSEHOLD PRODUCTS - 3.5%
44,783	Colgate-Palmolive Company	4,439,787

	INTERNET MEDIA & SERVICES - 19.2%
20,833	Alphabet, Inc., Class A	6,494,896
20,481	Alphabet, Inc., Class C	6,378,398
20,890	Expedia Group, Inc.	4,505,764
5,562	Meta Platforms, Inc., Class A	3,605,177
42,973	Uber Technologies, Inc.(a)	3,241,024
		24,225,259
	LEISURE FACILITIES & SERVICES - 3.6%
78,833	Las Vegas Sands Corporation	4,471,408

	MACHINERY - 5.7%
9,482	Caterpillar, Inc.	7,043,514

	SEMICONDUCTORS - 9.6%
21,158	Applied Materials, Inc.	7,877,124

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 9.6% (Continued)
23,475	NVIDIA Corporation	$ 4,159,535
		12,036,659
	SOFTWARE - 17.4%
13,297	Autodesk, Inc.(a)	3,269,332
37,833	Fortinet, Inc.(a)	2,989,942
5,155	Intuit, Inc.	2,108,550
7,760	Microsoft Corporation	3,047,662
19,910	Palo Alto Networks, Inc.(a)	2,964,997
14,797	Salesforce, Inc.	2,882,308
19,970	ServiceNow, Inc.(a)	2,156,960
7,110	Tyler Technologies, Inc.(a)	2,521,846
		21,941,597
	SPECIALTY FINANCE - 3.2%
12,885	American Express Company	3,980,177

	TECHNOLOGY HARDWARE - 7.5%
18,634	Apple, Inc.	4,922,730
9,347	Motorola Solutions, Inc.	4,507,684
		9,430,414
	TECHNOLOGY SERVICES - 5.4%
40,499	TransUnion	3,181,196
11,148	Visa, Inc., Class A	3,568,921
		6,750,117
	TRANSPORTATION & LOGISTICS - 3.8%
112,217	CSX Corporation	4,790,544

	TOTAL COMMON STOCKS (Cost $123,238,452)	124,502,158

	TOTAL INVESTMENTS - 99.1% (Cost $123,238,452)	$ 124,502,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,128,718
	NET ASSETS - 100.0%	$ 125,630,876

(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 11.7%
13,852	Boeing Company (The)(a)	$ 3,151,746
10,049	General Dynamics Corporation	3,587,995
7,354	Lockheed Martin Corporation, Class B	4,839,521
		11,579,262
	APPAREL & TEXTILE PRODUCTS - 2.6%
41,034	NIKE, Inc., Class B	2,551,494

	ASSET MANAGEMENT - 3.1%
32,151	Charles Schwab Corporation (The)	3,060,775

	BANKING - 3.3%
64,745	Bank of America Corporation	3,226,243

	BEVERAGES - 6.7%
17,962	Constellation Brands, Inc., Class A	2,835,481
22,226	PepsiCo, Inc.	3,772,642
		6,608,123
	BIOTECH & PHARMA - 17.3%
69,863	Bristol-Myers Squibb Company	4,357,355
18,452	Johnson & Johnson	4,584,030
37,104	Merck & Company, Inc.	4,594,217
127,810	Pfizer, Inc.	3,533,947
		17,069,549
	DATA CENTER REIT - 3.2%
17,594	Digital Realty Trust, Inc.	3,117,657

	ELECTRICAL EQUIPMENT - 3.8%
62,862	Fortive Corporation	3,721,430

	ENTERTAINMENT CONTENT - 2.8%
26,171	Walt Disney Company (The)	2,775,173

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 3.2%
27,312	Lennar Corporation, Class A	$ 3,123,400

	HOUSEHOLD PRODUCTS - 2.7%
140,211	Kenvue, Inc.	2,680,834

	INSURANCE - 3.3%
6,482	Berkshire Hathaway, Inc., Class B(a)	3,273,086

	MEDICAL EQUIPMENT & DEVICES - 3.4%
6,469	Thermo Fisher Scientific, Inc.	3,371,061

	OIL & GAS PRODUCERS - 8.1%
20,235	Chevron Corporation	3,779,089
27,893	Exxon Mobil Corporation	4,253,682
		8,032,771
	SEMICONDUCTORS - 10.2%
17,726	Advanced Micro Devices, Inc.(a)	3,548,922
20,505	QUALCOMM, Inc.	2,919,092
16,915	Texas Instruments, Inc.	3,587,841
		10,055,855
	SOFTWARE - 4.1%
8,533	Adobe, Inc.(a)	2,239,145
13,144	Workday, Inc., Class A(a)	1,758,141
		3,997,286
	TECHNOLOGY HARDWARE - 3.5%
23,434	Dell Technologies, Inc., Class C	3,470,107

	TECHNOLOGY SERVICES - 6.7%
12,633	Equifax, Inc.	2,639,792
38,123	Fidelity National Information Services, Inc.	1,942,748

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 6.7% (Continued)
44,271	PayPal Holdings, Inc.	$ 2,045,763
		6,628,303

	TOTAL COMMON STOCKS (Cost $93,445,629)	98,342,409

	TOTAL INVESTMENTS - 99.7% (Cost $93,445,629)	$ 98,342,409
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	251,957
	NET ASSETS - 100.0%	$ 98,594,366

(a)	Non-income producing security.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
104,212	iShares 3-7 Year Treasury Bond ETF	$ 12,580,473
129,077	iShares 7-10 Year Treasury Bond ETF	12,648,255
403,490	iShares iBonds Dec 2031 Term Treasury ETF	8,394,609
358,797	iShares iBonds Dec 2032 Term Treasury ETF	8,411,996
336,799	iShares iBonds Dec 2033 Term Treasury ETF	8,414,923
495,267	Schwab Intermediate-Term U.S. Treasury ETF	12,579,782
		63,030,038

	TOTAL EXCHANGE-TRADED FUNDS (Cost $60,419,682)	63,030,038

	TOTAL INVESTMENTS - 99.4% (Cost $60,419,682)	$ 63,030,038
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	394,741
	NET ASSETS - 100.0%	$ 63,424,779

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
133,546	Invesco Short Term Treasury ETF	$ 14,099,787
140,504	iShares 0-3 Month Treasury Bond ETF	14,140,323
619,257	iShares iBonds Dec 2026 Term Treasury ETF, USD Class	14,196,466
154,176	SPDR Bloomberg 1-3 Month T-Bill ETF	14,125,605
142,166	SPDR Bloomberg 3-12 Month T-Bill ETF	14,138,409
		70,700,590

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,685,179)	70,700,590

	TOTAL INVESTMENTS - 99.5% (Cost $70,685,179)	$ 70,700,590
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	331,532
	NET ASSETS - 100.0%	$ 71,032,122

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 65.4%
52,503	iShares Core MSCI EAFE ETF	$ 5,162,095
68,152	iShares Core MSCI Emerging Markets ETF	5,231,348
127,367	State Street SPDR Portfolio S&P 500 ETF	10,286,158
95,532	State Street SPDR Portfolio S&P 500 Growth ETF	9,894,249
		30,573,850
	FIXED INCOME - 34.1%
301,956	iShares iBonds Dec 2027 Term Treasury ETF	6,804,578
350,277	SPDR Portfolio Aggregate Bond ETF	9,163,247
		15,967,825

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,797,800)	46,541,675

	TOTAL INVESTMENTS - 99.5% (Cost $40,797,800)	$ 46,541,675
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	228,034
	NET ASSETS - 100.0%	$ 46,769,709

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.1%
	EQUITY - 61.3%
12,323	iShares Core S&P 500 ETF	$ 8,495,230
17,854	SPDR Dow Jones Industrial Average ETF	8,742,390
13,462	Vanguard S&P 500 ETF	8,495,060
		25,732,680
	FIXED INCOME - 38.8%
80,879	iShares 0-3 Month Treasury Bond ETF	8,139,662
88,767	SPDR Bloomberg 1-3 Month T-Bill ETF	8,132,833
		16,272,495

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,888,024)	42,005,175

	TOTAL INVESTMENTS - 100.1% (Cost $38,888,024)	$ 42,005,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,175)
	NET ASSETS - 100.0%	$ 41,980,000

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
184,455	iShares 0-5 Year High Yield Corporate Bond ETF	$ 7,887,296
222,359	iShares Broad USD High Yield Corporate Bond ETF	8,314,003
175,539	iShares High Yield Systematic Bond ETF	8,341,613
314,436	Schwab High Yield Bond ETF, USD Class	8,323,121
351,226	State Street SPDR Portfolio High Yield Bond ETF	8,324,056
		41,190,089

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,363,445)	41,190,089

	TOTAL INVESTMENTS - 100.0% (Cost $41,363,445)	$ 41,190,089
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(13,975)
	NET ASSETS - 100.0%	$ 41,176,114